Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in associates

Principal associates of HSBC
	At
	30 Jun 2021		31 Dec 2020
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,857	9,484	21,248	7,457
The Saudi British Bank	4,405	5,350	4,215	4,197
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

At
	30 Jun 2021			31 Dec 2020
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	23.6	22.9	9.5	21.8	21.2	7.5

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	Decrease by 22 basis points
•Long-term asset growth rate	Increase by 19 basis points
•Discount rate	Increase by 27 basis points
•Expected credit losses as a percentage of customer advances	Increase by 3 basis points
•Risk-weighted assets as a percentage of total assets	Increase by 145 basis points
•Operating income growth rate	Decrease by 39 basis points
•Cost-income ratio	Increase by 87 basis points
•Long-term effective tax rate	Increase by 228 basis points
•Capital requirements – capital adequacy ratio	Increase by 30 basis points
•Capital requirements – tier 1 capital adequacy ratio	Increase by 199 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 30 Jun 2021
Long-term asset/profit growth rate[1]	(50) / —	1.9 / —	25.5 / 23.6	— / (50)	— / (1.7)	23.6 / 21.9
Discount rate	(109)	3.8	27.4	31	(0.8)	22.8
Expected credit losses as a percentage of customer advances	2021 to 2024: 99 2025 onwards: 79	1.9	25.5	2021 to 2024: 112 2025 onwards: 102	(3.0)	20.6
Risk-weighted assets as a percentage of total assets	(81)	0.3	23.9	87	(0.6)	23.0
Operating income growth rate	16	0.4	24.0	(46)	(0.9)	22.7
Cost-income ratio	(168)	1.7	25.3	287	(2.6)	21.0
Long-term effective tax rate	(180)	0.6	24.2	820	(2.7)	20.9
Capital requirements – capital adequacy ratio	—	—	23.6	254	(7.4)	16.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.6	332	(4.8)	18.8

At 31 Dec 2020
Long-term asset/profit growth rate[1]	(50) / —	1.4 / —	23.2 / 21.8	— / (50)	— / (1.3)	21.8 / 20.5
Discount rate		1.2	23.0	53	(1.2)	20.6
Expected credit losses as a percentage of customer advances	2020 to 2024: 96 2025 onwards: 76	2.3	24.1	2020 to 2024: 122 2025 onwards: 95	(2.1)	19.7
Risk-weighted assets as a percentage of total assets	(40)	0.1	21.9	166	(0.8)	21.0
Operating income growth rate	2	0.2	22.0	(69)	(1.5)	20.3
Cost-income ratio	(149)	1.3	23.1	120	(1.2)	20.6
Long-term effective tax rate	(316)	0.9	22.7	820	(2.2)	19.6
Capital requirements – capital adequacy ratio	—	—	21.8	297	(7.8)	14.0
Capital requirements – tier 1 capital adequacy ratio	—	—	21.8	263	(5.3)	16.5
1    The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.